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[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm
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                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603




January 2, 1996

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       John Hancock World Fund
           File Nos. 811-4932; 33-10722


          CERTIFICATE UNDER RULE 497(j)


Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that all of the forms of Prospectuses for the Registrant and the Statements of Additional Information for each of the following Series of the Registrant:
John Hancock Pacific Basin Equities Fund, John Hancock Global Rx Fund and John Hancock Marketplace Fund dated January 1, 1996 that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.



Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer




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JOHN HANCOCK ADVISERS, INC. - JOHN HANCOCK FUNDS, INC.* - JOHN HANCOCK
INVESTOR SERVICES CORPORATION - THE PATRIOT GROUP, INC.
JOHN HANCOCK ADVISERS INTERNATIONAL, LTD. - NM CAPITAL MANAGEMENT, INC. - SOVEREIGN ASSET MANAGEMENT CORPORATION
* Member of National Association of Securities Dealers, Inc.